Allowance for trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2020
Statement [line items]
Summary of Changes in Allowance for Credit Losses
Changes in the allowance for credit losses in finance receivables are as follows:

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Balance at the beginning	US$	110.1	Rs.	8,330.5	Rs.	11,717.9	Rs.	35,975.1
Effect of IFRS 9 transition		—		—		177.8		—
Allowances made during the year		87.3		6,602.1		3,202.4		255.2
Written off		(111.3)		(8,418.9)		(6,767.6)		(24,512.4)

Balance at the end	US$	86.1	Rs.	6,513.7	Rs.	8,330.5	Rs.	11,717.9

Trades and other receivables [Member]
Statement [line items]
Summary of Changes in Allowance for Credit Losses
5.	Allowance for trade and other receivables
Change in the allowances for trade and other receivables are as follows:

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Balance at the beginning	US$	168.1	Rs.	12,720.9	Rs.	14,776.2	Rs.	15,170.3
Allowances made during the year		20.2		1,528.5		2,141.9		145.7
Written off		(9.8)		(741.9)		(3,974.4)		(454.9)
Currency translation		1.3		99.3		(353.3)		45.6
Reversal of/(classified as) held for sale		—		—		130.5		(130.5)

Balance at the end	US$	179.8	Rs.	13,606.8	Rs.	12,720.9	Rs.	14,776.2